GENERAL (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 18, 2023 shares	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) vote	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 23, 2021 vote	Jul. 22, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Reverse share split, additional shares issued (in shares) | shares	15,890
Severance pay expenses			$ 1,069	$ 1,217	$ 842
Unrestricted cash balance			41,232	56,762	275,772
Short-term investments			44,395	96,857
Net cash used in operating activities			$ (89,273)	$ (112,585)	$ (59,139)
Stock reverse split, ratio	0.0333
Subsequent Event
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of workforce affected by reduction of employee base		11.00%
Severance pay expenses		$ 400
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote			10			10	10